Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Nov. 30, 2024	Dec. 31, 2023	Aug. 11, 2024	May 09, 2024	Nov. 30, 2023
Income tax provisions	$ 0		$ 0
Anti-dilutive ordinary shares outstanding	0		0
Cash		$ 4,553				$ 146,933
Cash equivalents		0				0
Trust account, balance		55,412,140				82,949,890
Ordinary shares redemption price per share		$ 5,000,001
Ordinary shares redemption price per share		$ 10.15
Cash insured amount		$ 250,000
Deferred offering costs		4,532,887
Deferred underwriter discount		$ 4,025,000				$ 4,025,000
Common Class A [Member]
Ordinary shares redemption price per share		$ 11.88				$ 11.07
Ordinary shares possible redemption		4,663,957		4,004,330	2,831,713	7,495,670